Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:
	December 31,	June 30,
	2023	2024
Lubricants	$414	$516
Bunkers	543	1,595
Total	$957	$2,111